Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000716716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

MONEY MARKET PORTFOLIO (Prospectus Summary): | MONEY MARKET PORTFOLIO
THE MONEY MARKET PORTFOLIO

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Variable Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in municipal obligations.
The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":

Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
MONEY MARKET PORTFOLIO (Prospectus Summary): | MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MONEY MARKET PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Variable Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in municipal obligations.
Risk, Heading	rr_RiskHeading	The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Supplement Closing	ck0000716716_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MONEY MARKET PORTFOLIO | X
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA

MONEY MARKET PORTFOLIO (Second Summary Prospectus) | MONEY MARKET PORTFOLIO
THE MONEY MARKET PORTFOLIO

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Variable Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in municipal obligations.
The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":

•   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
MONEY MARKET PORTFOLIO (Second Summary Prospectus) | MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE MONEY MARKET PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Variable Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

Investment Strategy, Heading	rr_StrategyHeading	The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in municipal obligations.
Risk, Heading	rr_RiskHeading	The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

MONEY MARKET PORTFOLIO | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA